PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Disclosure of detailed information about property, plant and equipment, including right-of -use assets

Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Solar power plant and BESS	Exploration assets	Capital work in progress[1]	Total

30 June 2025

Cost		3,317.7	3,130.1	2,858.8	21.6	2,161.7	11,489.9
Balance at the beginning of the year		3,106.6	2,944.0	—	19.2	3,219.6	9,289.4
Additions - property, plant and equipment owned[2]		177.2	175.5	90.1	3.0	1,754.2	2,200.0
Additions - right of use assets	10.1	0.3	2.5	—	—	—	2.8
Lease derecognitions	10.1	(1.2)	—	—	—	—	(1.2)
Disposals and scrapping		(1.5)	(5.1)	—	(1.9)	—	(8.5)
Change in estimate of decommissioning asset	11	5.6	1.8	—	—	—	7.4
Transfers between classes of property, plant and equipment		30.7	11.4	2,768.7	1.3	(2,812.1)	—

Accumulated depreciation and impairment		(1,382.6)	(1,453.7)	(101.7)	(9.7)	—	(2,947.7)
Balance at the beginning of the year		(1,206.6)	(1,278.2)	—	(9.7)	—	(2,494.5)
Depreciation	5.1	(178.7)	(178.8)	(101.7)	—	—	(459.2)
Lease derecognitions	10.1	1.2	—	—	—	—	1.2
Disposals and scrapping		1.5	3.3	—	—	—	4.8
Carrying value at end of the year		1,935.1	1,676.4	2,757.1	11.9	2,161.7	8,542.2

Comprising:
Property, plant and equipment owned		1,931.1	1,660.4	2,757.1	11.9	2,161.7	8,522.2
Right of use assets	10.1	4.0	16.0	—	—	—	20.0
Carrying value at end of the year		1,935.1	1,676.4	2,757.1	11.9	2,161.7	8,542.2

9	PROPERTY, PLANT AND EQUIPMENT continued
	Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Solar power plant and BESS	Exploration assets	Capital work in progress[1]	Total
	30 June 2024

	Cost		3,106.6	2,944.0	—	19.2	3,219.6	9,289.4
	Balance at the beginning of the year		2,901.6	2,788.6	—	16.2	498.0	6,204.4
	Additions - property, plant and equipment owned		193.1	196.2	—	3.0	2,721.6	3,113.9
	Additions - right of use assets	10.1	—	4.5	—	—	—	4.5
	Lease modifications	10.1	—	4.4	—	—	—	4.4
	Lease derecognitions	10.1	(1.3)	(3.2)	—	—	—	(4.5)
	Disposals and scrapping		(9.6)	(58.4)	—	—	—	(68.0)
	Change in estimate of decommissioning asset	11	22.8	11.9	—	—	—	34.7

	Accumulated depreciation and impairment		(1,206.6)	(1,278.2)	—	(9.7)	—	(2,494.5)
	Balance at the beginning of the year		(1,108.7)	(1,176.5)	—	(9.7)	—	(2,294.9)
	Depreciation	5.1	(110.3)	(160.1)	—	—	—	(270.4)
	Lease derecognitions		4.0	—	—	—	—	4.0
	Disposals and scrapping		8.4	58.4	—	—	—	66.8

	Carrying value at end of the year		1,900.0	1,665.8	—	9.5	3,219.6	6,794.9

	Comprising:
	Property, plant and equipment owned		1,894.1	1,646.0	—	9.5	3,219.6	6,769.2
	Right of use assets	10.1	5.9	19.8	—	—	—	25.7

	Carrying value at end of the year		1,900.0	1,665.8	—	9.5	3,219.6	6,794.9

[1] Capital work in progress mainly relates to FWGR RTSF and DP2 construction of R 2,161.7 million (2024: Ergo solar power plant and integrated BESS of R2,606.6 million and FWGR
RTSF construction of R603.8 million).

	[2] This amount includes cash additions of R2,149.6 million (2024: R2,862.2 million).